united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 10/31/19

Item 1. Schedule of Investments.

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019
Shares		Value
	COMMON STOCKS - 97.8%
	BANKING - 10.5%
1	Banco de Credito e Inversiones SA	$56
20,234	Bangkok Bank PCL	116,599
55,893	Bank Central Asia Tbk PT	125,229
236,703	Bank Mandiri Persero Tbk PT	118,461
402,430	Bank Rakyat Indonesia Persero Tbk PT	120,697
174,565	CTBC Financial Holding Co. Ltd.	121,574
10,900	DNB ASA	198,383
137,798	E.Sun Financial Holding Co. Ltd.	124,713
54,478	Kiatnakin Bank PCL	118,175
63,933	Thanachart Capital Public Company Limited	112,219
36,341	Tisco Financial Group PCL	117,346
		1,273,452
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.1%
750	CSL Limited	132,294

	CHEMICALS - 0.9%
1,675,211	PT Barito Pacific TBK *	113,375

	CONSTRUCTION MATERIALS - 0.9%
81,327	Indocement Tunggal Prakarsa Tbk PT	115,875

	CONSUMER PRODUCTS - 11.5%
320,635	Charoen Pokphand Indonesia Tbk PT	143,905
22,436	China Resources Beer Holdings Co Ltd	115,505
16,091	JBS SA	113,395
136,993	JG Summit Holdings, Inc.	205,847
8,421	Mowi ASA	205,636
13,870	Natura Cosmeticos SA	108,247
21,970	Orkla ASA	211,392
47,000	Uni-President Enterprises Corp	116,108
61,009	Universal Robina Corp	181,542
		1,401,577
	DESIGN, MANUFACTURING, & DISTRIBUTION - 1.0%
30,000	Sinbon Electronics Co. Ltd.	121,220

	ELECTRICAL EQUIPMENT - 1.0%
5,350	Voltronic Power Technology Corp.	118,633

	ENGINEERING & CONSTRUCTION SERVICES - 1.0%
287,188	Tower Bersama Infrastructure Tbk PT	129,405

	GAMING, LODGING, & RESTAURANTS- 1.0%
5,683	Aristocrat Leisure Ltd.	123,802

	HARDWARE - 3.1%
21,000	Accton Technology Corp.	125,211
14,000	Advantech Co. Ltd.	138,664
40,000	Micro-Star International Co., Ltd.	118,264
		382,139
Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 4.8%
152,505	Bangkok Dusit Medical Services PCL	$121,216
2,746	Ramsay Health Care Ltd.	129,573
24,124	Ryman Health Care Ltd.	199,727
10,841	Sul America SA	131,921
		582,437
	HOME & OFFICE PRODUCTS - 1.1%
17,293	Techtronic Industries Co., Ltd.	135,693

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
2,145	ASX Ltd	121,652
4,052	Hong Kong Exchanges & Clearing Ltd	126,662
113,925	Moscow Exchange MICEX-RTS PJSC	168,973
		417,287
	INSURANCE - 3.5%
12,386	AIA Group Ltd.	123,975
9,723	Gjensidige Forsikring ASA	182,044
13,431	IRB Brasil Resseguros SA	126,066
		432,085
	IRON & STEEL - 1.3%
11,281	Severstal PJSC	155,329

	MEDIA - 3.6%
1,627	REA Group Ltd.	121,721
6,549	Schibsted ASA	192,592
8,125	SEEK Ltd	126,956
		441,269
	MEDICAL EQUIPMENT & DEVICES - 1.9%
18,593	Fisher & Paykel Healthcare Corp. Ltd.	228,339

	METALS & MINING - 1.5%
675	MMC Norilsk Nickel PJSC	188,453

	OIL, GAS & COAL - 1.7%
14,535	Tatneft PJSC	169,734

	PASSENGER TRANSPORTATION - 1.0%
20,328	MTR Corp., Ltd.	116,713

	REAL ESTATE - 6.8%
15,346	Charter Hall Group	119,471
12,714	Goodman Group	126,047
24,471	Henderson Land Development Co., Ltd.	122,547
10,654	Link REIT	116,155
296,742	SM Prime Holdings, Inc.	228,061
521,403	Yuexiu Property Co., Ltd.	115,088
		827,369
	RETAIL - CONSUMER STAPLES - 0.9%
44,793	CP All PCL	115,710

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares		Value
	RETAIL - DISCRETIONARY - 6.9%
964,508	Ace Hardware Indonesia TBK PT	$116,123
10,470	B2W Cia Digital *	132,466
209,704	Home Product Center PCL	119,454
10,822	Localiza Rent a Car SA *	115,919
13,624	Magazine Luiza SA	150,684
10,312	SM Investments Corp.	209,309
		843,955
	SEMICONDUCTORS - 2.2%
17,000	Realtek Semiconductor Corp.	126,493
14,000	Taiwan Semiconductor Manufacturing Co., Ltd.	137,284
		263,777
	SOFTWARE - 1.8%
4,594	Xero Ltd. *	218,356

	SPECIALTY FINANCE - 1.0%
84,721	Krungthai Card PCL	116,441

	TELECOMMUNICATIONS - 8.3%
5,503	Globe Telecom, Inc.	197,802
39,897	Mobile TeleSystems PJSC	177,469
72,869	Spark New Zealand Ltd.	209,354
389,746	Telekomunikasi Indonesia Persero Tbk PT	114,117
9,744	Telenor ASA	182,703
490,337	XL Axiata Tbk PT *	124,008
		1,005,453
	TRANSPORTATION & LOGISTICS - 3.8%
49,123	Airports of Thailand PCL	127,302
34,717	Auckland International Airport Ltd.	207,055
21,959	Sydney Airport	132,830
		467,187
	UTILITIES - 10.3%
15,168	APA Group	121,743
34,826	Cia Energetica de Minas Gerais	118,070
20,065	Companhia De Transmissao De Energia Eletrica Paulista	117,709
38,123	Contact Energy Ltd.	180,428
10,527	Electricity Generating PCL	120,976
59,500	Guangdong Investment Ltd.	129,056
59,770	Hong Kong & China Gas Co., Ltd.	116,067
27,795	Manila Electric Co.	185,355
2,330,577	Inter RAO UES PJSC	157,139
		1,246,543

	TOTAL COMMON STOCKS (Cost $11,183,819)	11,883,902

	PREFERRED STOCKS - 2.4%
	INTEGRATED OILS - 1.4%
16,292	Tatneft PJSC	167,570

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares		Value
	POWER GENERATION - 1.0%
11,753	Centrais Eletricas Brasileiras S.A.	$119,948

	TOTAL PREFERRED STOCK (Cost $237,465)	287,518

	TOTAL INVESTMENTS - 100.2% (Cost $11,421,284)	$12,171,420
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(18,172)
	NET ASSETS - 100.0%	$12,153,248

* Non-Income producing security
ADR - American Depositary Receipt
ASA - Allmennaksjeselskap
ETF - Exchange Traded Fund
PCL - Public Company Limited
PJSC - Private Joint Stock Company
REIT- Real Estate Investment Trust
SA - Société Anonyme
SpA - Società per Azioni

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$11,883,902	$-	$-	$11,883,902
Preferred Stocks	287,518	-	-	287,518
Total	$12,171,420	$-	$-	$12,171,420

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2019

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/27/2019